Reportable Segments - Capital Expenditures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Capital expenditure		$ 51,598	$ 52,537	$ 55,128
Operating segments | Ecoservices
Revenues from External Customers and Long-Lived Assets [Line Items]
Capital expenditures gross		31,799	42,310	46,617
Operating segments | Catalyst Technologies
Revenues from External Customers and Long-Lived Assets [Line Items]
Capital expenditures gross	[1]	11,177	8,984	8,390
Operating segments | Corporate
Revenues from External Customers and Long-Lived Assets [Line Items]
Capital expenditures gross	[2]	$ 8,622	$ 1,243	$ 121

[1]	Excludes the Company’s proportionate share of capital expenditures from the Zeolyst Joint Venture.
[2]	Includes corporate capital expenditures, the cash impact from changes in capital expenditures in accounts payable and capitalized interest.